UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 6 of its series:

Wells Fargo VT Discovery Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Omega Growth Fund, Wells Fargo VT Opportunity Fund, and Wells Fargo VT Small Cap Growth Fund.

Date of reporting period: September 30, 2016

ITEM 1. INVESTMENTS

Wells Fargo VT Discovery Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 99.22%

Consumer Discretionary : 15.13%

Automobiles : 1.21%
Thor Industries Incorporated	17,300	$1,465,310

Distributors : 1.21%
Pool Corporation	15,600	1,474,512

Diversified Consumer Services : 1.80%
Bright Horizons Family Solutions Incorporated †	32,600	2,180,614

Hotels, Restaurants & Leisure : 6.22%

Aramark Corporation	57,416	2,183,530
Dave & Buster’s Entertainment Incorporated †	24,051	942,318
Six Flags Entertainment Corporation	35,292	1,892,004
Vail Resorts Incorporated	12,200	1,913,936
Wingstop Incorporated «	21,089	617,908

		7,549,696

Media : 1.39%
Cinemark Holdings Incorporated	44,159	1,690,407

Specialty Retail : 1.55%
Burlington Stores Incorporated †	23,316	1,889,062

Textiles, Apparel & Luxury Goods : 1.75%

Coach Incorporated	34,200	1,250,352
Columbia Sportswear Company	15,476	878,108

		2,128,460

Consumer Staples : 2.77%

Beverages : 1.33%
Constellation Brands Incorporated Class A	9,700	1,614,953

Food Products : 1.44%
TreeHouse Foods Incorporated †	20,100	1,752,519

Energy : 0.94%

Oil, Gas & Consumable Fuels : 0.94%
Diamondback Energy Incorporated †	11,800	1,139,172

Financials : 4.40%

Capital Markets : 3.55%

Evercore Partners Incorporated Class A	28,000	1,442,280
Raymond James Financial Incorporated	17,600	1,024,496
SEI Investments Company	40,300	1,838,083

		4,304,859

Thrifts & Mortgage Finance : 0.85%
LendingTree Incorporated †	10,693	1,036,259

Health Care : 17.59%

Biotechnology : 2.86%

Alnylam Pharmaceuticals Incorporated †	9,823	665,803
bluebird bio Incorporated †	9,500	643,910
Ligand Pharmaceuticals Incorporated «†	13,021	1,328,923
Ophthotech Corporation †	6,600	304,458

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Discovery Fund

Security name	Shares	Value

Biotechnology (continued)

Prothena Corporation plc †«	8,741	$524,198

		3,467,292

Health Care Equipment & Supplies : 4.14%

Cantel Medical Corporation	15,858	1,236,607
DexCom Incorporated †	18,856	1,652,917
Integra LifeSciences Holdings Corporation †	22,500	1,857,375
Nevro Corporation †	2,657	277,364

		5,024,263

Health Care Providers & Services : 6.32%

Amedisys Incorporated †	28,500	1,352,040
HealthEquity Incorporated †	44,554	1,686,369
Healthways Incorporated †	41,000	1,084,860
Surgical Care Affiliates Incorporated †	31,592	1,540,426
VCA Incorporated †	28,700	2,008,426

		7,672,121

Health Care Technology : 0.97%
Veeva Systems Incorporated Class A †	28,657	1,182,961

Life Sciences Tools & Services : 2.68%

Cambrex Corporation †	39,834	1,771,020
VWR Corporation †	52,516	1,489,354

		3,260,374

Pharmaceuticals : 0.62%
The Medicines Company †«	20,000	754,800

Industrials : 20.89%

Aerospace & Defense : 1.05%
Orbital ATK Incorporated	16,700	1,273,041

Airlines : 1.38%
Spirit Airlines Incorporated †	39,500	1,679,935

Building Products : 4.90%

A.O. Smith Corporation	18,000	1,778,220
Allegion plc	37,400	2,577,234
Masonite International Corporation †	25,700	1,597,769

		5,953,223

Commercial Services & Supplies : 4.20%

KAR Auction Services Incorporated	60,315	2,603,195
Waste Connections Incorporated	33,400	2,494,980

		5,098,175

Electrical Equipment : 1.12%
Acuity Brands Incorporated	5,119	1,354,487

Industrial Conglomerates : 1.27%
Carlisle Companies Incorporated	15,057	1,544,396

Machinery : 1.45%
John Bean Technologies Corporation	24,914	1,757,683

Professional Services : 1.60%
TransUnion †	56,250	1,940,625

2

Wells Fargo VT Discovery Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Road & Rail : 2.21%

J.B. Hunt Transport Services Incorporated	11,300	$916,882
Kansas City Southern	19,000	1,773,080

		2,689,962

Trading Companies & Distributors : 1.71%
HD Supply Holdings Incorporated †	65,039	2,079,947

Information Technology : 31.15%

Communications Equipment : 2.30%

Finisar Corporation †	42,316	1,261,017
Harris Corporation	16,700	1,529,887

		2,790,904

Electronic Equipment, Instruments & Components : 4.06%

Cognex Corporation	22,576	1,193,367
FLIR Systems Incorporated	43,000	1,351,060
Littelfuse Incorporated	10,277	1,323,780
Universal Display Corporation †	19,100	1,060,241

		4,928,448

Internet Software & Services : 4.88%

CoStar Group Incorporated †	11,519	2,494,209
MercadoLibre Incorporated	5,100	943,347
Q2 Holdings Incorporated †	35,400	1,014,564
Yandex NV Class A †	70,200	1,477,710

		5,929,830

IT Services : 8.99%

Acxiom Corporation †	62,342	1,661,414
EPAM Systems Incorporated †	29,919	2,073,686
Euronet Worldwide Incorporated †	24,993	2,045,177
Total System Services Incorporated	31,900	1,504,085
Vantiv Incorporated Class A †	20,353	1,145,263
WEX Incorporated †	23,000	2,486,070

		10,915,695

Software : 10.92%

Ellie Mae Incorporated †	18,248	1,921,514
Guidewire Software Incorporated †	29,673	1,779,787
HubSpot Incorporated †	21,400	1,233,068
Paycom Software Incorporated †	27,522	1,379,678
Secureworks Corporation Class A †«	37,931	474,517
ServiceNow Incorporated †	27,000	2,137,050
Take-Two Interactive Software Incorporated †	46,700	2,105,236
Tyler Technologies Incorporated †	13,075	2,238,832

		13,269,682

Materials : 2.72%

Construction Materials : 1.21%
Vulcan Materials Company	13,000	1,478,490

Containers & Packaging : 1.51%
Berry Plastics Group Incorporated †	41,800	1,832,930

Real Estate : 1.18%

Real Estate Management & Development : 1.18%
CBRE Group Incorporated Class A †	51,300	1,435,374

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Discovery Fund

Security name			Shares	Value

Telecommunication Services : 2.45%

Diversified Telecommunication Services : 2.45%
Zayo Group Holdings Incorporated †			100,012	$2,971,358

Total Common Stocks (Cost $104,341,476)				120,511,819

		Yield

Short-Term Investments : 3.69%

Investment Companies : 3.69%

Securities Lending Cash Investments LLC (l)(r)(u)		0.65%	3,141,775	3,141,775
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.34	1,342,976	1,342,976

Total Short-Term Investments (Cost $4,484,751)				4,484,751

Total investments in securities (Cost $108,826,227)*	102.91%			124,996,570

Other assets and liabilities, net	(2.91)			(3,540,083)

Total net assets	100.00%			$121,456,487

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $109,072,309 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,632,818
Gross unrealized losses	(2,708,557)

Net unrealized gains	$15,924,261

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$18,378,061	$0	$0	$18,378,061
Consumer staples	3,367,472	0	0	3,367,472
Energy	1,139,172	0	0	1,139,172
Financials	5,341,118	0	0	5,341,118
Health care	21,361,811	0	0	21,361,811
Industrials	25,371,474	0	0	25,371,474
Information technology	37,834,559	0	0	37,834,559
Materials	3,311,420	0	0	3,311,420
Real estate	1,435,374	0	0	1,435,374
Telecommunication services	2,971,358	0	0	2,971,358
Short-term investments
Investment companies	1,342,976	0	0	1,342,976
Investments measured at net asset value*				3,141,775

Total assets	$121,854,795	$0	$0	$124,996,570

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,141,775 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 59.86%

Consumer Discretionary : 7.50%

Auto Components : 0.25%

BorgWarner Incorporated	520	$18,294
Delphi Automotive plc	704	50,209
Johnson Controls International plc	2,438	113,440
The Goodyear Tire & Rubber Company	678	21,899

		203,842

Automobiles : 0.33%

Ford Motor Company	10,085	121,726
General Motors Company	3,672	116,659
Harley-Davidson Incorporated	462	24,297

		262,682

Distributors : 0.08%

Genuine Parts Company	385	38,673
LKQ Corporation †	793	28,120

		66,793

Diversified Consumer Services : 0.02%
H&R Block Incorporated	565	13,080

Hotels, Restaurants & Leisure : 0.97%

Carnival Corporation	1,119	54,630
Chipotle Mexican Grill Incorporated †	75	31,763
Darden Restaurants Incorporated	325	19,929
Marriott International Incorporated Class A	829	55,844
McDonald’s Corporation	2,205	254,369
Royal Caribbean Cruises Limited	433	32,453
Starbucks Corporation	3,790	205,191
Wyndham Worldwide Corporation	283	19,054
Wynn Resorts Limited	204	19,874
Yum! Brands Incorporated	957	86,905

		780,012

Household Durables : 0.29%

D.R. Horton Incorporated	875	26,425
Garmin Limited	297	14,289
Harman International Industries Incorporated	179	15,117
Leggett & Platt Incorporated	345	15,725
Lennar Corporation Class A	485	20,535
Mohawk Industries Incorporated †	162	32,455
Newell Rubbermaid Incorporated	1,246	65,614
PulteGroup Incorporated	799	16,012
Whirlpool Corporation	194	31,459

		237,631

Internet & Direct Marketing Retail : 1.49%

Amazon.com Incorporated †	1,016	850,707
Expedia Incorporated	311	36,300
Netflix Incorporated †	1,108	109,193
The Priceline Group Incorporated †	128	188,351
TripAdvisor Incorporated †	295	18,638

		1,203,189

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value

Leisure Products : 0.06%

Hasbro Incorporated	291	$23,085
Mattel Incorporated	880	26,646

		49,731

Media : 1.75%

CBS Corporation Class B	1,051	57,532
Charter Communications Incorporated Class A †	559	150,913
Comcast Corporation Class A	6,208	411,839
Discovery Communications Incorporated Class A †	389	10,472
Discovery Communications Incorporated Class C †	579	15,233
Interpublic Group of Companies Incorporated	1,035	23,132
News Corporation Class A	983	13,742
News Corporation Class B	309	4,394
Omnicom Group Incorporated	611	51,935
Scripps Networks Interactive Incorporated Class A	245	15,555
Tegna Incorporated	553	12,089
The Walt Disney Company	3,820	354,725
Time Warner Incorporated	2,009	159,936
Twenty-First Century Fox Incorporated Class A	2,749	66,581
Twenty-First Century Fox Incorporated Class B	1,259	31,148
Viacom Incorporated Class B	897	34,176

		1,413,402

Multiline Retail : 0.32%

Dollar General Corporation	670	46,893
Dollar Tree Incorporated †	609	48,068
Kohl’s Corporation	464	20,300
Macy’s Incorporated	797	29,529
Nordstrom Incorporated	300	15,564
Target Corporation	1,485	101,990

		262,344

Specialty Retail : 1.48%

Advance Auto Parts Incorporated	189	28,184
AutoNation Incorporated †	170	8,281
AutoZone Incorporated †	75	57,626
Bed Bath & Beyond Incorporated	398	17,158
Best Buy Company Incorporated	713	27,222
CarMax Incorporated †	494	26,355
Foot Locker Incorporated	349	23,634
L Brands Incorporated	620	43,877
Lowe’s Companies Incorporated	2,260	163,195
O’Reilly Automotive Incorporated †	244	68,347
Ross Stores Incorporated	1,024	65,843
Signet Jewelers Limited	195	14,533
Staples Incorporated	1,680	14,364
The Gap Incorporated	566	12,588
The Home Depot Incorporated	3,192	410,747
The TJX Companies Incorporated	1,697	126,902
Tiffany & Company	277	20,119
Tractor Supply Company	345	23,236

ULTA Salon Cosmetics & Fragrance Incorporated †	151	35,935
Urban Outfitters Incorporated †	230	7,940

		1,196,086

Textiles, Apparel & Luxury Goods : 0.46%

Coach Incorporated	720	26,323
HanesBrands Incorporated	976	24,644
Michael Kors Holdings Limited †	436	20,400
Nike Incorporated Class B	3,484	183,433

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)

PVH Corporation	207	$22,874
Ralph Lauren Corporation	145	14,665
Under Armour Incorporated Class A	473	18,296
Under Armour Incorporated Class C †	475	16,084
VF Corporation	857	48,035

		374,754

Consumer Staples : 5.92%

Beverages : 1.33%

Brown-Forman Corporation Class B	470	22,297
Constellation Brands Incorporated Class A	458	76,252
Dr Pepper Snapple Group Incorporated	478	43,646
Molson Coors Brewing Company Class B	475	52,155
Monster Beverage Corporation †	349	51,237
PepsiCo Incorporated	3,719	404,516
The Coca-Cola Company	10,038	424,808

		1,074,911

Food & Staples Retailing : 1.28%

Costco Wholesale Corporation	1,132	172,641
CVS Health Corporation	2,755	245,167
Sysco Corporation	1,319	64,644
The Kroger Company	2,452	72,775
Wal-Mart Stores Incorporated	3,916	282,422
Walgreens Boots Alliance Incorporated	2,209	178,090
Whole Foods Market Incorporated	824	23,360

		1,039,099

Food Products : 1.03%

Archer Daniels Midland Company	1,503	63,382
Campbell Soup Company	502	27,459
ConAgra Foods Incorporated	1,076	50,690
General Mills Incorporated	1,543	98,567
Hormel Foods Corporation	698	26,475
Kellogg Company	651	50,433
McCormick & Company Incorporated	297	29,676
Mead Johnson Nutrition Company	476	37,609
Mondelez International Incorporated Class A	4,020	176,478
The Hershey Company	362	34,607
The J.M. Smucker Company	300	40,662
The Kraft Heinz Company	1,539	137,756
Tyson Foods Incorporated Class A	768	57,347

		831,141

Household Products : 1.21%

Church & Dwight Company Incorporated	665	31,867
Colgate-Palmolive Company	2,304	170,819
Kimberly-Clark Corporation	930	117,310
The Clorox Company	334	41,810
The Procter & Gamble Company	6,897	619,006

		980,812

Personal Products : 0.07%

Coty Incorporated Class A	178	4,184

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value

Personal Products (continued)

The Estee Lauder Companies Incorporated Class A	570	$50,479

		54,663

Tobacco : 1.00%

Altria Group Incorporated	5,049	319,248
Philip Morris International	4,009	389,755
Reynolds American Incorporated	2,139	100,854

		809,857

Energy : 4.35%

Energy Equipment & Services : 0.64%

Baker Hughes Incorporated	1,105	55,769
FMC Technologies Incorporated †	583	17,298
Halliburton Company	2,225	99,858
Helmerich & Payne Incorporated	279	18,777
National Oilwell Varco Incorporated	976	35,858
Schlumberger Limited	3,594	282,632
Transocean Limited †	887	9,455

		519,647

Oil, Gas & Consumable Fuels : 3.71%

Anadarko Petroleum Corporation	1,404	88,957
Apache Corporation	980	62,593
Cabot Oil & Gas Corporation	1,202	31,012
Chesapeake Energy Corporation †	1,686	10,571
Chevron Corporation	4,875	501,735
Cimarex Energy Company	244	32,786
Concho Resources Incorporated †	367	50,407
ConocoPhillips	3,200	139,104
Devon Energy Corporation	1,353	59,681
EOG Resources Incorporated	1,423	137,618
EQT Corporation	446	32,389
Exxon Mobil Corporation	10,715	935,205
Hess Corporation	695	37,266
Kinder Morgan Incorporated	4,961	114,748
Marathon Oil Corporation	2,189	34,608
Marathon Petroleum Corporation	1,367	55,487
Murphy Oil Corporation	418	12,707
Newfield Exploration Company †	513	22,295
Noble Energy Incorporated	1,110	39,671
Occidental Petroleum Corporation	1,974	143,944
ONEOK Incorporated	543	27,905
Phillips 66 Company	1,148	92,471
Pioneer Natural Resources Company	438	81,315
Range Resources Corporation	485	18,794
Southwestern Energy Company †	1,274	17,632
Spectra Energy Corporation	1,811	77,420
Tesoro Corporation	307	24,425
The Williams Companies Incorporated	1,765	54,238
Valero Energy Corporation	1,192	63,176

		3,000,160

Financials : 7.65%

Banks : 3.22%

Bank of America Corporation	26,370	412,691
BB&T Corporation	2,104	79,363
Citigroup Incorporated	7,508	354,603
Citizens Financial Group Incorporated	1,342	33,161

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Banks (continued)

Comerica Incorporated	449	$21,247
Fifth Third Bancorp	1,980	40,511
Huntington Bancshares Incorporated	2,805	27,657
JPMorgan Chase & Company	9,334	621,551
KeyCorp	2,796	34,027
M&T Bank Corporation	404	46,904
People’s United Financial Incorporated	803	12,703
PNC Financial Services Group Incorporated	1,270	114,414
Regions Financial Corporation	3,243	32,008
SunTrust Banks Incorporated	1,296	56,765
US Bancorp	4,157	178,294
Wells Fargo & Company (l)	11,735	519,626
Zions Bancorporation	530	16,441

		2,601,966

Capital Markets : 1.52%

Affiliated Managers Group Incorporated †	139	20,113
Ameriprise Financial Incorporated	416	41,504
Bank of New York Mellon Corporation	2,758	109,989
BlackRock Incorporated	314	113,812
Charles Schwab Corporation	3,111	98,214
CME Group Incorporated	875	91,455
E*TRADE Financial Corporation †	706	20,559
Franklin Resources Incorporated	908	32,298
Goldman Sachs Group Incorporated	974	157,077
Intercontinental Exchange Incorporated	308	82,963
Invesco Limited	1,058	33,084
Legg Mason Incorporated	237	7,935
Moody’s Corporation	432	46,777
Morgan Stanley	3,804	121,956
Northern Trust Corporation	549	37,327
S&P Global Incorporated	682	86,314
State Street Corporation	947	65,940
T. Rowe Price Group Incorporated	642	42,693
The NASDAQ OMX Group Incorporated	295	19,924

		1,229,934

Consumer Finance : 0.43%

American Express Company	2,004	128,336
Capital One Financial Corporation	1,307	93,882
Discover Financial Services	1,043	58,982
Navient Corporation	819	11,851
Synchrony Financial	2,047	57,316

		350,367

Diversified Financial Services : 0.90%

Berkshire Hathaway Incorporated Class B †	4,906	708,770
Leucadia National Corporation	837	15,936

		724,706

Insurance : 1.58%

AFLAC Incorporated	1,057	75,967
American International Group Incorporated	2,628	155,946
Aon plc	686	77,168
Arthur J. Gallagher & Company	457	23,248
Assurant Incorporated	155	14,299
Chubb Limited	1,202	151,031
Cincinnati Financial Corporation	387	29,188

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value

Insurance (continued)

Lincoln National Corporation	601	$28,235
Loews Corporation	714	29,381
Marsh & McLennan Companies Incorporated	1,339	90,048
MetLife Incorporated	2,839	126,137
Principal Financial Group Incorporated	691	35,593
Prudential Financial Incorporated	1,128	92,101
The Allstate Corporation	960	66,413
The Hartford Financial Services Group Incorporated	997	42,692
The Progressive Corporation	1,504	47,376
The Travelers Companies Incorporated	745	85,340
Torchmark Corporation	287	18,336
UnumProvident Corporation	606	21,398
Willis Towers Watson plc	334	44,345
XL Group Limited	710	23,877

		1,278,119

Health Care : 8.78%

Biotechnology : 1.79%

AbbVie Incorporated	4,209	265,462
Alexion Pharmaceuticals Incorporated †	579	70,951
Amgen Incorporated	1,933	322,444
Biogen Incorporated †	566	177,175
Celgene Corporation †	2,003	209,374
Gilead Sciences Incorporated	3,410	269,799
Regeneron Pharmaceuticals Incorporated †	194	77,992
Vertex Pharmaceuticals Incorporated †	640	55,814

		1,449,011

Health Care Equipment & Supplies : 1.66%

Abbott Laboratories	3,798	160,617
Baxter International Incorporated	1,265	60,214
Becton Dickinson & Company	549	98,672
Boston Scientific Corporation †	3,516	83,681
C.R. Bard Incorporated	189	42,389
Danaher Corporation	1,569	122,994
Dentsply Sirona Incorporated	602	35,777
Edwards Lifesciences Corporation †	549	66,187
Hologic Incorporated †	716	27,802
Intuitive Surgical Incorporated †	98	71,033
Medtronic plc	3,571	308,534
St. Jude Medical Incorporated	736	58,703
Stryker Corporation	802	93,361
The Cooper Companies Incorporated	125	22,408
Varian Medical Systems Incorporated †	240	23,887
Zimmer Holdings Incorporated	516	67,090

		1,343,349

Health Care Providers & Services : 1.55%

Aetna Incorporated	906	104,598
AmerisourceBergen Corporation	466	37,643
Anthem Incorporated	680	85,211
Cardinal Health Incorporated	823	63,947
Centene Corporation †	441	29,529
Cigna Corporation	663	86,402
DaVita HealthCare Partners Incorporated †	427	28,212
Express Scripts Holding Company †	1,628	114,823
HCA Holdings Incorporated †	763	57,706
Henry Schein Incorporated †	211	34,389
Humana Incorporated	385	68,103
Laboratory Corporation of America Holdings †	263	36,157

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Health Care Providers & Services (continued)

McKesson Corporation	583	$97,215
Patterson Companies Incorporated	215	9,877
Quest Diagnostics Incorporated	359	30,382
UnitedHealth Group Incorporated	2,461	344,540
Universal Health Services Incorporated Class B	233	28,710

		1,257,444

Health Care Technology : 0.06%
Cerner Corporation †	777	47,980

Life Sciences Tools & Services : 0.43%

Agilent Technologies Incorporated	840	39,556
Illumina Incorporated †	379	68,849
Mettler-Toledo International Incorporated †	68	28,548
PerkinElmer Incorporated	282	15,823
Thermo Fisher Scientific Incorporated	1,018	161,923
Waters Corporation †	208	32,966

		347,665

Pharmaceuticals : 3.29%

Allergan plc †	1,023	235,607
Bristol-Myers Squibb Company	4,318	232,827
Eli Lilly & Company	2,510	201,453
Endo International plc †	512	10,317
Johnson & Johnson	7,070	835,179
Mallinckrodt plc †	278	19,399
Merck & Company Incorporated	7,145	445,919
Mylan NV †	1,189	45,325
Perrigo Company plc	370	34,162
Pfizer Incorporated	15,675	530,912
Zoetis Incorporated	1,278	66,469

		2,657,569

Industrials : 5.82%

Aerospace & Defense : 1.23%

General Dynamics Corporation	741	114,974
L-3 Communications Holdings Incorporated	200	30,146
Lockheed Martin Corporation	652	156,297
Northrop Grumman Corporation	461	98,631
Raytheon Company	763	103,867
Rockwell Collins Incorporated	335	28,254
Textron Incorporated	696	27,666
The Boeing Company	1,498	197,347
TransDigm Group Incorporated †	129	37,296
United Technologies Corporation	2,012	204,419

		998,897

Air Freight & Logistics : 0.44%

C.H. Robinson Worldwide Incorporated	368	25,929
Expeditors International of Washington Incorporated	467	24,060
FedEx Corporation	630	110,048
United Parcel Service Incorporated Class B	1,786	195,317

		355,354

Airlines : 0.31%

Alaska Air Group Incorporated	317	20,878

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value

Airlines (continued)

American Airlines Group Incorporated	1,370	$50,156
Delta Air Lines Incorporated	1,934	76,122
Southwest Airlines Company	1,602	62,302
United Continental Holdings Incorporated †	758	39,772

		249,230

Building Products : 0.09%

Allegion plc	247	17,021
Fortune Brands Home & Security Incorporated	397	23,066
Masco Corporation	853	29,266

		69,353

Commercial Services & Supplies : 0.18%

Cintas Corporation	220	24,772
Pitney Bowes Incorporated	479	8,699
Republic Services Incorporated	602	30,371
Stericycle Incorporated †	219	17,551
Waste Management Incorporated	1,051	67,012

		148,405

Construction & Engineering : 0.06%

Fluor Corporation	359	18,424
Jacobs Engineering Group Incorporated †	313	16,188
Quanta Services Incorporated †	389	10,888

		45,500

Electrical Equipment : 0.33%

Acuity Brands Incorporated	112	29,635
AMETEK Incorporated	600	28,668
Eaton Corporation plc	1,175	77,209
Emerson Electric Company	1,663	90,650
Rockwell Automation Incorporated	333	40,739

		266,901

Industrial Conglomerates : 1.53%

3M Company	1,562	275,271
General Electric Company	23,157	685,910
Honeywell International Incorporated	1,966	229,216
Roper Industries Incorporated	261	47,625

		1,238,022

Machinery : 0.86%

Caterpillar Incorporated	1,510	134,043
Cummins Incorporated	400	51,260
Deere & Company	747	63,756
Dover Corporation	400	29,456
Flowserve Corporation	336	16,209
Fortive Corporation	777	39,549
Illinois Tool Works Incorporated	825	98,868
Ingersoll-Rand plc	666	45,248
Paccar Incorporated	906	53,255
Parker-Hannifin Corporation	345	43,308
Pentair plc	430	27,623
Snap-on Incorporated	150	22,794
Stanley Black & Decker Incorporated	389	47,839

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Machinery (continued)

Xylem Incorporated	463	$24,284

		697,492

Professional Services : 0.18%

Dun & Bradstreet Corporation	93	12,706
Equifax Incorporated	308	41,451
Nielsen Holdings plc	867	46,445
Robert Half International Incorporated	335	12,683
Verisk Analytics Incorporated †	405	32,918

		146,203

Road & Rail : 0.51%

CSX Corporation	2,444	74,542
J.B. Hunt Transport Services Incorporated	227	18,419
Kansas City Southern	278	25,943
Norfolk Southern Corporation	759	73,669
Ryder System Incorporated	138	9,101
Union Pacific Corporation	2,151	209,787

		411,461

Trading Companies & Distributors : 0.10%

Fastenal Company	747	31,210
United Rentals Incorporated †	222	17,425
W.W. Grainger Incorporated	143	32,152

		80,787

Information Technology : 12.72%

Communications Equipment : 0.64%

Cisco Systems Incorporated	12,998	412,297
F5 Networks Incorporated †	170	21,189
Harris Corporation	320	29,315
Juniper Networks Incorporated	989	23,795
Motorola Solutions Incorporated	430	32,800

		519,396

Electronic Equipment, Instruments & Components : 0.23%

Amphenol Corporation Class A	797	51,741
Corning Incorporated	2,679	63,358
FLIR Systems Incorporated	354	11,123
TE Connectivity Limited	918	59,101

		185,323

Internet Software & Services : 2.73%

Akamai Technologies Incorporated †	451	23,898
Alphabet Incorporated Class A †	762	612,694
Alphabet Incorporated Class C †	764	593,850
eBay Incorporated †	2,713	89,258
Facebook Incorporated Class A †	6,003	770,005
VeriSign Incorporated †	239	18,699
Yahoo! Incorporated †	2,262	97,492

		2,205,896

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value

IT Services : 2.26%

Accenture plc Class A	1,608	$196,449
Alliance Data Systems Corporation †	151	32,394
Automatic Data Processing Incorporated	1,179	103,988
Cognizant Technology Solutions Corporation Class A †	1,569	74,857
CSRA Incorporated	376	10,114
Fidelity National Information Services Incorporated	846	65,167
Fiserv Incorporated †	567	56,399
Global Payments Incorporated	396	30,397
International Business Machines Corporation	2,247	356,936
MasterCard Incorporated Class A	2,478	252,186
Paychex Incorporated	829	47,974
PayPal Holdings Incorporated †	2,900	118,813
Teradata Corporation †	336	10,416
The Western Union Company	1,260	26,233
Total System Services Incorporated	427	20,133
Visa Incorporated Class A	4,874	403,080
Xerox Corporation	2,199	22,276

		1,827,812

Semiconductors & Semiconductor Equipment : 1.98%

Analog Devices Incorporated	794	51,173
Applied Materials Incorporated	2,793	84,209
Broadcom Limited	1,022	176,315
First Solar Incorporated †	199	7,859
Intel Corporation	12,225	461,494
KLA-Tencor Corporation	420	29,278
Lam Research Corporation	413	39,115
Linear Technology Corporation	619	36,701
Microchip Technology Incorporated	555	34,488
Micron Technology Incorporated †	2,684	47,722
NVIDIA Corporation	1,382	94,695
Qorvo Incorporated †	330	18,394
QUALCOMM Incorporated	3,808	260,848
Skyworks Solutions Incorporated	484	36,852
Texas Instruments Incorporated	2,593	181,977
Xilinx Incorporated	655	35,593

		1,596,713

Software : 2.61%

Activision Blizzard Incorporated	1,763	78,101
Adobe Systems Incorporated †	1,287	139,691
Autodesk Incorporated †	504	36,454
CA Incorporated	812	26,861
Citrix Systems Incorporated †	401	34,173
Electronic Arts Incorporated †	777	66,356
Intuit Incorporated	632	69,526
Microsoft Corporation	20,137	1,159,891
Oracle Corporation	7,777	305,481
Red Hat Incorporated †	467	37,748
Salesforce.com Incorporated †	1,663	118,622
Symantec Corporation	1,591	39,934

		2,112,838

Technology Hardware, Storage & Peripherals : 2.27%

Apple Incorporated	13,925	1,574,221
Hewlett Packard Enterprise Company	4,294	97,689
HP Incorporated	4,421	68,658
NetApp Incorporated	720	25,790
Seagate Technology plc	772	29,761

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)

Western Digital Corporation	734	$42,917

		1,839,036

Materials : 1.74%

Chemicals : 1.24%

Air Products & Chemicals Incorporated	559	84,040
Albemarle Corporation	290	24,792
CF Industries Holdings Incorporated	602	14,659
E.I. du Pont de Nemours & Company	2,259	151,285
Eastman Chemical Company	381	25,786
Ecolab Incorporated	678	82,526
FMC Corporation	345	16,677
International Flavors & Fragrances Incorporated	205	29,309
LyondellBasell Industries NV Class A	881	71,061
Monsanto Company	1,131	115,588
PPG Industries Incorporated	688	71,112
Praxair Incorporated	737	89,052
The Dow Chemical Company	2,911	150,877
The Mosaic Company	905	22,136
The Sherwin-Williams Company	207	57,269

		1,006,169

Construction Materials : 0.09%

Martin Marietta Materials Incorporated	163	29,195
Vulcan Materials Company	343	39,009

		68,204

Containers & Packaging : 0.21%

Avery Dennison Corporation	229	17,814
Ball Corporation	450	36,878
International Paper Company	1,063	51,003
Owens-Illinois Incorporated †	418	7,687
Sealed Air Corporation	508	23,277
WestRock Company	649	31,464

		168,123

Metals & Mining : 0.20%

Alcoa Incorporated	3,399	34,466
Freeport-McMoRan Incorporated	3,158	34,296
Newmont Mining Corporation	1,371	53,867
Nucor Corporation	822	40,648

		163,277

Real Estate : 1.83%

Equity REITs : 1.80%

American Tower Corporation	1,099	124,550
Apartment Investment & Management Company Class A	404	18,548
AvalonBay Communities Incorporated	354	62,955
Boston Properties Incorporated	396	53,971
Crown Castle International Corporation	872	82,151
Digital Realty Trust Incorporated	379	36,808
Equinix Incorporated	183	65,926
Equity Residential	944	60,728
Essex Property Trust Incorporated	168	37,414
Extra Space Storage Incorporated	324	25,729

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value

Equity REITs (continued)

Federal Realty Investment Trust	182	$28,015
General Growth Properties Incorporated	1,509	41,648
HCP Incorporated	1,208	45,844
Host Hotels & Resorts Incorporated	1,919	29,879
Iron Mountain Incorporated	632	23,719
Kimco Realty Corporation	1,085	31,411
Prologis Incorporated	1,362	72,921
Public Storage Incorporated	385	85,909
Realty Income Corporation	668	44,709
Simon Property Group Incorporated	812	168,092
SL Green Realty Corporation	258	27,890
The Macerich Company	311	25,151
UDR Incorporated	690	24,833
Ventas Incorporated	908	64,132
Vornado Realty Trust	444	44,937
Welltower Incorporated	925	69,162
Weyerhaeuser Company	1,935	61,804

		1,458,836

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	771	21,573

Telecommunication Services : 1.58%

Diversified Telecommunication Services : 1.58%

AT&T Incorporated	15,898	645,618
CenturyLink Incorporated	1,411	38,704
Frontier Communications Corporation	3,031	12,609
Level 3 Communications Incorporated †	752	34,878
Verizon Communications Incorporated	10,534	547,557

		1,279,366

Utilities : 1.97%

Electric Utilities : 1.23%

Alliant Energy Corporation	587	22,488
American Electric Power Company Incorporated	1,271	81,611
Duke Energy Corporation	1,780	142,471
Edison International	842	60,835
Entergy Corporation	462	35,449
Eversource Energy	819	44,373
Exelon Corporation	2,385	79,397
FirstEnergy Corporation	1,098	36,322
NextEra Energy Incorporated	1,206	147,518
PG&E Corporation	1,288	78,787
Pinnacle West Capital Corporation	287	21,809
PPL Corporation	1,752	60,567
The Southern Company	2,528	129,686
Xcel Energy Incorporated	1,312	53,976

		995,289

Independent Power & Renewable Electricity Producers : 0.04%

AES Corporation	1,702	21,871
NRG Energy Incorporated	814	9,125

		30,996

Multi-Utilities : 0.66%

Ameren Corporation	626	30,787
CenterPoint Energy Incorporated	1,113	25,855
CMS Energy Corporation	720	30,247

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name			Shares	Value

Multi-Utilities (continued)

Consolidated Edison Incorporated			786	$59,186
Dominion Resources Incorporated			1,617	120,095
DTE Energy Company			464	43,463
NiSource Incorporated			833	20,084
Public Service Enterprise Group Incorporated			1,308	54,766
SCANA Corporation			369	26,705
Sempra Energy			645	69,138
WEC Energy Group Incorporated			815	48,802

				529,128

Water Utilities : 0.04%
American Water Works Company Incorporated			460	34,426

Total Common Stocks (Cost $28,402,421)				48,411,952

		Expiration date

Rights : 0.00%

Consumer Staples : 0.00%

Food & Staples Retailing : 0.00%

Safeway Casa Ley Contingent Value Rights (a)(i)†		1-30-2019	684	0
Safeway PDC Contingent Value Rights (a)(i)†		1-30-2017	684	0

Total Rights (Cost $725)				0

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities : 38.88%
U.S. Treasury Bond	2.75%	8-15-2042	$126,000	137,694
U.S. Treasury Bond	2.75	11-15-2042	126,000	137,566
U.S. Treasury Bond	2.88	5-15-2043	182,000	203,229
U.S. Treasury Bond	3.00	5-15-2042	84,000	96,019
U.S. Treasury Bond	3.13	11-15-2041	66,000	77,029
U.S. Treasury Bond	3.13	2-15-2042	87,000	101,600
U.S. Treasury Bond	3.13	2-15-2043	129,000	150,744
U.S. Treasury Bond	3.50	2-15-2039	61,000	75,714
U.S. Treasury Bond	3.75	8-15-2041	68,000	87,590
U.S. Treasury Bond	3.88	8-15-2040	71,000	92,844
U.S. Treasury Bond	4.25	5-15-2039	57,000	78,319
U.S. Treasury Bond	4.25	11-15-2040	74,000	102,134
U.S. Treasury Bond	4.38	2-15-2038	32,000	44,721
U.S. Treasury Bond	4.38	11-15-2039	57,000	79,662
U.S. Treasury Bond	4.38	5-15-2040	83,000	116,242
U.S. Treasury Bond	4.38	5-15-2041	65,000	91,518
U.S. Treasury Bond	4.50	2-15-2036	70,000	98,681
U.S. Treasury Bond	4.50	5-15-2038	36,000	51,204
U.S. Treasury Bond	4.50	8-15-2039	59,000	83,812
U.S. Treasury Bond	4.63	2-15-2040	102,000	147,502
U.S. Treasury Bond	4.75	2-15-2037	24,000	34,893
U.S. Treasury Bond	4.75	2-15-2041	88,000	130,127
U.S. Treasury Bond	5.00	5-15-2037	29,000	43,525
U.S. Treasury Bond	5.25	11-15-2028	45,000	62,365
U.S. Treasury Bond	5.25	2-15-2029	33,000	45,934
U.S. Treasury Bond	5.38	2-15-2031	70,000	102,236
U.S. Treasury Bond	5.50	8-15-2028	35,000	49,253
U.S. Treasury Bond	6.00	2-15-2026	42,000	58,260
U.S. Treasury Bond	6.13	11-15-2027	49,000	71,188
U.S. Treasury Bond	6.13	8-15-2029	25,000	37,633

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	6.25%	5-15-2030	$45,000	$69,536
U.S. Treasury Bond	6.38	8-15-2027	21,000	30,886
U.S. Treasury Bond	6.50	11-15-2026	28,000	40,810
U.S. Treasury Bond	6.63	2-15-2027	18,000	26,634
U.S. Treasury Note	0.63	9-30-2017	160,000	159,925
U.S. Treasury Note	0.63	11-30-2017	153,000	152,875
U.S. Treasury Note	0.63	4-30-2018	164,000	163,737
U.S. Treasury Note	0.63	6-30-2018	117,000	116,739
U.S. Treasury Note	0.75	10-31-2017	157,000	157,092
U.S. Treasury Note	0.75	12-31-2017	163,000	163,057
U.S. Treasury Note	0.75	1-31-2018	116,000	116,032
U.S. Treasury Note	0.75	2-28-2018	153,000	153,042
U.S. Treasury Note	0.75	3-31-2018	133,000	133,031
U.S. Treasury Note	0.75	4-15-2018	127,000	127,020
U.S. Treasury Note	0.75	4-30-2018	119,000	119,019
U.S. Treasury Note	0.75	7-31-2018	117,000	116,968
U.S. Treasury Note «	0.75	8-31-2018	118,000	117,972
U.S. Treasury Note	0.75	2-15-2019	107,000	106,791
U.S. Treasury Note	0.75	7-15-2019	108,000	107,637
U.S. Treasury Note	0.75	8-15-2019	108,000	107,616
U.S. Treasury Note	0.88	10-15-2017	119,000	119,232
U.S. Treasury Note	0.88	11-15-2017	113,000	113,212
U.S. Treasury Note	0.88	11-30-2017	115,000	115,229
U.S. Treasury Note	0.88	1-15-2018	125,000	125,254
U.S. Treasury Note	0.88	1-31-2018	115,000	115,238
U.S. Treasury Note	0.88	3-31-2018	118,000	118,235
U.S. Treasury Note	0.88	5-31-2018	119,000	119,242
U.S. Treasury Note	0.88	7-15-2018	117,000	117,210
U.S. Treasury Note	0.88	10-15-2018	106,000	106,170
U.S. Treasury Note	0.88	4-15-2019	109,000	109,068
U.S. Treasury Note	0.88	5-15-2019	110,000	110,047
U.S. Treasury Note	0.88	6-15-2019	108,000	108,017
U.S. Treasury Note	0.88	7-31-2019	76,000	76,012
U.S. Treasury Note	1.00	9-15-2017	119,000	119,372
U.S. Treasury Note	1.00	12-15-2017	132,000	132,464
U.S. Treasury Note	1.00	12-31-2017	115,000	115,395
U.S. Treasury Note	1.00	2-15-2018	125,000	125,459
U.S. Treasury Note	1.00	3-15-2018	125,000	125,488
U.S. Treasury Note	1.00	5-15-2018	124,000	124,489
U.S. Treasury Note	1.00	5-31-2018	152,000	152,612
U.S. Treasury Note	1.00	8-15-2018	117,000	117,494
U.S. Treasury Note	1.00	9-15-2018	117,000	117,466
U.S. Treasury Note	1.00	3-15-2019	107,000	107,401
U.S. Treasury Note	1.00	6-30-2019	58,000	58,215
U.S. Treasury Note	1.00	8-31-2019	79,000	79,241
U.S. Treasury Note	1.00	9-30-2019	148,000	148,434
U.S. Treasury Note	1.00	11-30-2019	142,000	142,266
U.S. Treasury Note	1.13	6-15-2018	124,000	124,765
U.S. Treasury Note	1.13	1-15-2019	106,000	106,704
U.S. Treasury Note	1.13	5-31-2019	65,000	65,475
U.S. Treasury Note	1.13	12-31-2019	95,000	95,516
U.S. Treasury Note	1.13	3-31-2020	93,000	93,436
U.S. Treasury Note	1.13	4-30-2020	104,000	104,439
U.S. Treasury Note	1.13	2-28-2021	226,000	226,150
U.S. Treasury Note	1.13	6-30-2021	228,000	227,751
U.S. Treasury Note	1.13	7-31-2021	153,000	152,791
U.S. Treasury Note	1.13	8-31-2021	153,000	152,856
U.S. Treasury Note	1.25	10-31-2018	165,000	166,489
U.S. Treasury Note	1.25	11-15-2018	108,000	108,983
U.S. Treasury Note	1.25	11-30-2018	155,000	156,423
U.S. Treasury Note	1.25	12-15-2018	108,000	109,008
U.S. Treasury Note	1.25	1-31-2019	125,000	126,216
U.S. Treasury Note	1.25	4-30-2019	51,000	51,520
U.S. Treasury Note	1.25	10-31-2019	75,000	75,750
U.S. Treasury Note	1.25	1-31-2020	225,000	227,057

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.25%	2-29-2020	$152,000	$153,342
U.S. Treasury Note	1.25	3-31-2021	226,000	227,183
U.S. Treasury Note	1.25	7-31-2023	125,000	123,721
U.S. Treasury Note	1.38	6-30-2018	127,000	128,330
U.S. Treasury Note	1.38	7-31-2018	151,000	152,640
U.S. Treasury Note	1.38	9-30-2018	208,000	210,340
U.S. Treasury Note	1.38	11-30-2018	74,000	74,885
U.S. Treasury Note	1.38	12-31-2018	91,000	92,105
U.S. Treasury Note	1.38	2-28-2019	121,000	122,527
U.S. Treasury Note	1.38	1-31-2020	101,000	102,318
U.S. Treasury Note	1.38	2-29-2020	228,000	230,957
U.S. Treasury Note	1.38	3-31-2020	226,000	228,957
U.S. Treasury Note	1.38	4-30-2020	226,000	228,949
U.S. Treasury Note	1.38	5-31-2020	106,000	107,329
U.S. Treasury Note	1.38	8-31-2020	256,000	259,130
U.S. Treasury Note	1.38	9-30-2020	256,000	259,050
U.S. Treasury Note	1.38	10-31-2020	232,000	234,701
U.S. Treasury Note	1.38	1-31-2021	232,000	234,538
U.S. Treasury Note	1.38	4-30-2021	226,000	228,384
U.S. Treasury Note	1.38	5-31-2021	226,000	228,472
U.S. Treasury Note	1.38	6-30-2023	126,000	125,808
U.S. Treasury Note	1.38	8-31-2023	124,000	123,656
U.S. Treasury Note	1.50	8-31-2018	200,000	202,688
U.S. Treasury Note	1.50	12-31-2018	144,000	146,154
U.S. Treasury Note	1.50	1-31-2019	161,000	163,465
U.S. Treasury Note	1.50	2-28-2019	147,000	149,285
U.S. Treasury Note	1.50	3-31-2019	60,000	60,973
U.S. Treasury Note	1.50	5-31-2019	158,000	160,629
U.S. Treasury Note	1.50	10-31-2019	225,000	228,929
U.S. Treasury Note	1.50	11-30-2019	226,000	229,937
U.S. Treasury Note	1.50	5-31-2020	226,000	229,884
U.S. Treasury Note	1.50	1-31-2022	128,000	129,715
U.S. Treasury Note	1.50	2-28-2023	126,000	127,019
U.S. Treasury Note	1.50	3-31-2023	126,000	126,940
U.S. Treasury Note	1.50	8-15-2026	102,000	101,080
U.S. Treasury Note	1.63	3-31-2019	154,000	156,918
U.S. Treasury Note	1.63	4-30-2019	159,000	162,068
U.S. Treasury Note	1.63	6-30-2019	157,000	160,171
U.S. Treasury Note	1.63	7-31-2019	155,000	158,209
U.S. Treasury Note	1.63	8-31-2019	229,000	233,813
U.S. Treasury Note	1.63	12-31-2019	225,000	229,808
U.S. Treasury Note	1.63	6-30-2020	225,000	229,913
U.S. Treasury Note	1.63	7-31-2020	253,000	258,505
U.S. Treasury Note	1.63	11-30-2020	155,000	158,360
U.S. Treasury Note	1.63	8-15-2022	117,000	119,130
U.S. Treasury Note	1.63	11-15-2022	150,000	152,537
U.S. Treasury Note	1.63	4-30-2023	128,000	129,910
U.S. Treasury Note	1.63	5-31-2023	128,000	129,880
U.S. Treasury Note	1.63	2-15-2026	102,000	102,251
U.S. Treasury Note	1.63	5-15-2026	105,000	105,205
U.S. Treasury Note	1.75	10-31-2018	66,000	67,276
U.S. Treasury Note	1.75	9-30-2019	228,000	233,673
U.S. Treasury Note	1.75	10-31-2020	148,000	151,891
U.S. Treasury Note	1.75	12-31-2020	232,000	238,199
U.S. Treasury Note	1.75	2-28-2022	129,000	132,376
U.S. Treasury Note	1.75	3-31-2022	128,000	131,320
U.S. Treasury Note	1.75	4-30-2022	126,000	129,224
U.S. Treasury Note	1.75	5-15-2022	111,000	113,805
U.S. Treasury Note	1.75	9-30-2022	144,000	147,566
U.S. Treasury Note	1.75	1-31-2023	129,000	132,069
U.S. Treasury Note	1.75	5-15-2023	226,000	231,165
U.S. Treasury Note	1.88	8-31-2017	118,000	119,290
U.S. Treasury Note	1.88	9-30-2017	102,000	103,203

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.88%	10-31-2017	$114,000	$115,443
U.S. Treasury Note	1.88	6-30-2020	86,000	88,634
U.S. Treasury Note	1.88	11-30-2021	128,000	132,210
U.S. Treasury Note	1.88	5-31-2022	128,000	132,145
U.S. Treasury Note	1.88	8-31-2022	142,000	146,543
U.S. Treasury Note	1.88	10-31-2022	143,000	147,558
U.S. Treasury Note	2.00	7-31-2020	101,000	104,567
U.S. Treasury Note	2.00	9-30-2020	106,000	109,830
U.S. Treasury Note	2.00	11-30-2020	122,000	126,465
U.S. Treasury Note	2.00	2-28-2021	136,000	141,052
U.S. Treasury Note	2.00	5-31-2021	146,000	151,561
U.S. Treasury Note	2.00	8-31-2021	127,000	131,921
U.S. Treasury Note	2.00	10-31-2021	126,000	130,922
U.S. Treasury Note	2.00	11-15-2021	178,000	184,939
U.S. Treasury Note	2.00	2-15-2022	133,000	138,247
U.S. Treasury Note	2.00	7-31-2022	144,000	149,653
U.S. Treasury Note	2.00	11-30-2022	129,000	134,044
U.S. Treasury Note	2.00	2-15-2023	220,000	228,585
U.S. Treasury Note	2.00	2-15-2025	289,000	299,420
U.S. Treasury Note	2.00	8-15-2025	220,000	227,820
U.S. Treasury Note	2.13	8-31-2020	138,000	143,574
U.S. Treasury Note	2.13	1-31-2021	132,000	137,564
U.S. Treasury Note	2.13	6-30-2021	142,000	148,279
U.S. Treasury Note	2.13	8-15-2021	178,000	185,892
U.S. Treasury Note	2.13	9-30-2021	128,000	133,755
U.S. Treasury Note	2.13	12-31-2021	126,000	131,719
U.S. Treasury Note	2.13	6-30-2022	126,000	131,803
U.S. Treasury Note	2.13	12-31-2022	129,000	134,996
U.S. Treasury Note	2.13	5-15-2025	234,000	244,786
U.S. Treasury Note	2.25	11-30-2017	117,000	119,084
U.S. Treasury Note	2.25	7-31-2018	49,000	50,313
U.S. Treasury Note	2.25	3-31-2021	135,000	141,528
U.S. Treasury Note	2.25	4-30-2021	142,000	148,967
U.S. Treasury Note	2.25	7-31-2021	194,000	203,768
U.S. Treasury Note	2.25	11-15-2024	290,000	306,313
U.S. Treasury Note	2.25	11-15-2025	219,000	231,319
U.S. Treasury Note	2.38	5-31-2018	58,000	59,543
U.S. Treasury Note	2.38	6-30-2018	74,000	76,052
U.S. Treasury Note	2.38	12-31-2020	123,000	129,438
U.S. Treasury Note	2.38	8-15-2024	289,000	308,033
U.S. Treasury Note	2.50	8-15-2023	190,000	203,604
U.S. Treasury Note	2.50	5-15-2024	281,000	302,064
U.S. Treasury Note	2.63	1-31-2018	81,000	83,012
U.S. Treasury Note	2.63	4-30-2018	62,000	63,826
U.S. Treasury Note	2.63	8-15-2020	220,000	233,011
U.S. Treasury Note	2.63	11-15-2020	355,000	376,855
U.S. Treasury Note	2.75	12-31-2017	90,000	92,257
U.S. Treasury Note	2.75	2-28-2018	71,000	73,008
U.S. Treasury Note	2.75	2-15-2019	128,000	133,790
U.S. Treasury Note	2.75	11-15-2023	251,000	273,590
U.S. Treasury Note	2.75	2-15-2024	217,000	236,860
U.S. Treasury Note	2.88	3-31-2018	80,000	82,525
U.S. Treasury Note	3.13	5-15-2019	142,000	150,326
U.S. Treasury Note	3.13	5-15-2021	155,000	168,665
U.S. Treasury Note	3.38	11-15-2019	159,000	170,919
U.S. Treasury Note	3.50	2-15-2018	120,000	124,509
U.S. Treasury Note	3.50	5-15-2020	138,000	150,097
U.S. Treasury Note	3.63	8-15-2019	145,000	156,238
U.S. Treasury Note	3.63	2-15-2020	191,000	207,690
U.S. Treasury Note	3.63	2-15-2021	199,000	220,159
U.S. Treasury Note	3.75	11-15-2018	141,000	149,724
U.S. Treasury Note	3.88	5-15-2018	65,000	68,298
U.S. Treasury Note	4.00	8-15-2018	74,000	78,506
U.S. Treasury Note	4.25	11-15-2017	86,000	89,386
U.S. Treasury Note	6.25	8-15-2023	35,000	46,169

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	6.75%	8-15-2026	$21,000	$30,934
U.S. Treasury Note	6.88	8-15-2025	21,000	30,380
U.S. Treasury Note	7.13	2-15-2023	24,000	32,511
U.S. Treasury Note	7.25	8-15-2022	24,000	32,124
U.S. Treasury Note	7.50	11-15-2024	22,000	32,228
U.S. Treasury Note	7.63	11-15-2022	12,000	16,469
U.S. Treasury Note	7.63	2-15-2025	20,000	29,713
U.S. Treasury Note	7.88	2-15-2021	15,000	19,328
U.S. Treasury Note	8.00	11-15-2021	48,000	64,213
U.S. Treasury Note	8.13	8-15-2019	29,000	34,917
U.S. Treasury Note	8.13	5-15-2021	17,000	22,342
U.S. Treasury Note	8.13	8-15-2021	15,000	19,932
U.S. Treasury Note	8.50	2-15-2020	15,000	18,752
U.S. Treasury Note	8.75	5-15-2020	12,000	15,296
U.S. Treasury Note	8.75	8-15-2020	27,000	34,914
U.S. Treasury Note	8.88	2-15-2019	29,000	34,522
U.S. Treasury Note	9.00	11-15-2018	18,000	21,118
U.S. Treasury Note	9.13	5-15-2018	16,000	18,145

Total U.S. Treasury Securities (Cost $30,647,706)				31,447,914

	Yield		Shares

Short-Term Investments : 1.32%

Investment Companies : 1.10%

Securities Lending Cash Investments LLC (l)(r)(u)	0.65		114,341	114,341
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34		777,315	777,315

				891,656

			Principal

U.S. Treasury Securities : 0.22%

U.S. Treasury Bill (z)#	0.12	10-13-2016	$179,000	178,992

Total Short-Term Investments (Cost $1,070,645)				1,070,648

Total investments in securities (Cost $60,121,497)*	100.06%			80,930,514

Other assets and liabilities, net	(0.06)			(46,949)

Total net assets	100.00%			$80,883,565

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $61,763,079 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,542,960
Gross unrealized losses	(2,375,525)

Net unrealized gains	$19,167,435

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$6,063,546	$0	$0	$6,063,546
Consumer staples	4,790,483	0	0	4,790,483
Energy	3,519,807	0	0	3,519,807
Financials	6,185,092	0	0	6,185,092
Health care	7,103,018	0	0	7,103,018
Industrials	4,707,605	0	0	4,707,605
Information technology	10,287,014	0	0	10,287,014
Materials	1,405,773	0	0	1,405,773
Real estate	1,480,409	0	0	1,480,409
Telecommunication services	1,279,366	0	0	1,279,366
Utilities	1,589,839	0	0	1,589,839
Rights
Consumer staples	0	0	0	0
U.S. Treasury securities	31,447,914	0	0	31,447,914
Short-term investments
Investment companies	777,315	0	0	777,315
U.S. Treasury securities	178,992	0	0	178,992
Investments measured at net asset value*				114,341

	80,816,173	0	0	80,930,514
Futures contracts	56,079	0	0	56,079

Total assets	$80,872,252	$0	$0	$80,986,593

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $114,341 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	12,512	151	928	11,735	$519,626

Derivative transactions

For the nine months ended September 30, 2016, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At September 30, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2016	Unrealized gains (losses)
12-16-2016	Goldman Sachs	3 Long	S&P 500 E-Mini Index	$324,060	$4,065
12-20-2016	Goldman Sachs	74 Short	10-Year U.S. Treasury Notes	9,703,250	(2,520)
12-20-2016	Goldman Sachs	11 Short	5-Year U.S. Treasury Notes	2,022,625	30,542
12-30-2016	Goldman Sachs	4 Long	5-Year U.S. Treasury Notes	486,063	936

Wells Fargo VT International Equity Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 87.80%

Brazil : 1.64%

Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	65,456	$468,010
JBS SA (Consumer Staples, Food Products)	1,309,900	4,760,856

		5,228,866

Canada : 2.22%

Lundin Mining Corporation (Materials, Metals & Mining)†	1,788,775	7,076,293

China : 8.54%

China Everbright Limited (Financials, Capital Markets)	3,546,000	7,313,151
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	535,500	6,578,276
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	8,968,000	5,691,726
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,466,100	3,981,683
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)«	4,722,000	1,780,635
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,162,179	1,950,327

		27,295,798

Denmark : 0.44%

Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	33,947	1,414,866

France : 2.90%

Compagnie de Saint-Gobain SA (Industrials, Building Products)	213,983	9,259,036

Germany : 14.44%

Bayer AG (Health Care, Pharmaceuticals)	73,673	7,398,994
Metro AG (Consumer Staples, Food & Staples Retailing)	312,169	9,291,941
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	57,031	10,651,439
Rheinmetall AG (Industrials, Industrial Conglomerates)	67,241	4,686,887
SAP SE (Information Technology, Software)	72,828	6,660,288
Siemens AG (Industrials, Industrial Conglomerates)	63,743	7,474,516

		46,164,065

Hong Kong : 2.59%

Value Partners Group Limited (Financials, Capital Markets)	3,306,000	3,425,154
Xinyi Automobile Glass Hong Kong Enterprises Limited (Consumer Discretionary, Auto Components)†	649,250	136,439
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	5,194,000	4,722,209

		8,283,802

Italy : 6.16%

ANIMA Holding SpA (Financials, Capital Markets)144A	348,488	1,701,131
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	691,618	9,966,410
Prysmian SpA (Industrials, Electrical Equipment)	306,581	8,027,970

		19,695,511

Japan : 11.64%

Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	389,700	8,455,184
Daiwa Securities Group Incorporated (Financials, Capital Markets)	954,000	5,371,314
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,461,000	6,847,097
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,258,600	6,376,171
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	152,000	3,233,710
Nomura Holdings Incorporated (Financials, Capital Markets)	1,546,300	6,929,798

		37,213,274

Netherlands : 6.44%

Akzo Nobel NV (Materials, Chemicals)	48,584	3,286,214
Koninklijke Philips NV (Industrials, Industrial Conglomerates)«	305,586	9,042,148

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT International Equity Fund

Security name			Shares	Value

Netherlands (continued)

NN Group NV (Financials, Insurance)			269,044	$8,259,761

				20,588,123

Norway : 1.18%

Frontline Limited (Energy, Oil, Gas & Consumable Fuels)«			166,872	1,210,855
Marine Harvest ASA (Consumer Staples, Food Products)			142,488	2,555,959

				3,766,814

South Korea : 7.49%

Hana Financial Group Incorporated (Financials, Banks)			324,009	8,248,896
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)144A			10,197	7,365,321
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			40,604	8,325,468

				23,939,685

Switzerland : 4.75%

Novartis AG (Health Care, Pharmaceuticals)			97,637	7,705,541
Zurich Insurance Group AG (Financials, Insurance)			29,013	7,482,278

				15,187,819

United Kingdom : 12.30%

AMEC Foster Wheeler plc (Energy, Energy Equipment & Services)			226,264	1,678,419
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			44,029	4,145,102
Smiths Group plc (Industrials, Industrial Conglomerates)			526,007	9,984,866
United Business Media plc (Consumer Discretionary, Media)			536,920	4,963,330
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			3,428,495	9,832,658
Wolseley plc (Industrials, Trading Companies & Distributors)			154,615	8,695,928

				39,300,303

United States : 5.07%

Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			30,815	3,483,636
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			147,422	5,389,748
Pfizer Incorporated (Health Care, Pharmaceuticals)			216,666	7,338,477

				16,211,861

Total Common Stocks (Cost $270,799,038)				280,626,116

		Expiration date

Participation Notes : 1.58%

China : 1.58%

HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		2-19-2019	113,208	5,054,826

Total Participation Notes (Cost $3,366,557)				5,054,826

	Yield

Short-Term Investments : 10.08%

Investment Companies : 10.08%

Securities Lending Cash Investments LLC (l)(r)(u)	0.65%		2,428,118	2,428,118
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34		29,793,712	29,793,712

Total Short-Term Investments (Cost $32,221,830)				32,221,830

2

Wells Fargo VT International Equity Fund	Portfolio of investments — September 30, 2016 (unaudited)

		Value

Total investments in securities (Cost $306,387,425)*	99.46%	$317,902,772

Other assets and liabilities, net	0.54	1,716,693

Total net assets	100.00%	$319,619,465

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $306,630,296 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,905,514
Gross unrealized losses	(16,633,038)

Net unrealized gains	$11,272,476

Abbreviations:

GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Brazil	$5,228,866	$0	$0	$5,228,866
Canada	7,076,293	0	0	7,076,293
China	0	27,295,798	0	27,295,798
Denmark	0	1,414,866	0	1,414,866
France	0	9,259,036	0	9,259,036
Germany	0	46,164,065	0	46,164,065
Hong Kong	136,439	8,147,363	0	8,283,802
Italy	0	19,695,511	0	19,695,511
Japan	0	37,213,274	0	37,213,274
Netherlands	0	20,588,123	0	20,588,123
Norway	0	3,766,814	0	3,766,814
South Korea	0	23,939,685	0	23,939,685
Switzerland	0	15,187,819	0	15,187,819
United Kingdom	0	39,300,303	0	39,300,303
United States	16,211,861	0	0	16,211,861
Participation notes
China	0	5,054,826	0	5,054,826
Short-term investments
Investment companies	29,793,712	0	0	29,793,712
Investments measured at net asset value*				2,428,118

	58,447,171	257,027,483	0	317,902,772

Forward foreign currency contracts	0	86,996	0	86,996

Total assets	$58,447,171	$257,114,479	$0	$317,989,768

Liabilities
Forward foreign currency contracts	$0	$85,883	$0	$85,883

Total liabilities	$0	$85,883	$0	$85,883

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,428,118 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the nine months ended September 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes. At September 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at September 30, 2016	In exchange for U.S. $	Unrealized gains (losses)
10-13-2016	Credit Suisse	5,873,000 EUR	$6,600,161	$6,514,772	$(85,389)
10-25-2016	Morgan Stanley	3,040,000 GBP	3,942,027	4,011,389	69,362
12-15-2016	Barclay’s	21,472,000 EUR	24,199,991	24,217,625	17,634
12-22-2016	Morgan Stanley	5,171,000 GBP	6,713,424	6,712,930	(494)

Wells Fargo VT Omega Growth Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 99.30%

Consumer Discretionary : 21.46%

Auto Components : 1.11%
Johnson Controls International plc	18,846	$876,904

Hotels, Restaurants & Leisure : 5.73%

Six Flags Entertainment Corporation	18,800	1,007,868
Starbucks Corporation	27,300	1,478,022
Vail Resorts Incorporated	5,100	800,088
Yum! Brands Incorporated	13,900	1,262,259

		4,548,237

Internet & Direct Marketing Retail : 5.38%
Amazon.com Incorporated †	5,100	4,270,281

Media : 3.23%

Charter Communications Incorporated Class A †	5,600	1,511,832
Cinemark Holdings Incorporated	27,399	1,048,834

		2,560,666

Multiline Retail : 1.12%
Dollar General Corporation	12,700	888,873

Specialty Retail : 4.21%

O’Reilly Automotive Incorporated †	3,500	980,385
The Home Depot Incorporated	18,300	2,354,844

		3,335,229

Textiles, Apparel & Luxury Goods : 0.68%
Coach Incorporated	14,800	541,088

Consumer Staples : 7.20%

Beverages : 3.94%

Constellation Brands Incorporated Class A	9,960	1,658,240
Monster Beverage Corporation †	10,000	1,468,100

		3,126,340

Food Products : 1.37%
TreeHouse Foods Incorporated †	12,500	1,089,875

Tobacco : 1.89%
Reynolds American Incorporated	31,700	1,494,655

Financials : 5.62%

Capital Markets : 5.62%

Intercontinental Exchange Incorporated	5,460	1,470,706
Raymond James Financial Incorporated	15,706	914,246
S&P Global Incorporated	9,600	1,214,976
SEI Investments Company	18,700	852,907

		4,452,835

Health Care : 15.60%

Biotechnology : 3.73%

Alexion Pharmaceuticals Incorporated †	4,400	539,176
Biogen Incorporated †	2,900	907,787

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Omega Growth Fund

Security name	Shares	Value

Biotechnology (continued)

Celgene Corporation †	14,466	$1,512,131

		2,959,094

Health Care Equipment & Supplies : 4.79%

Baxter International Incorporated	19,400	923,440
Boston Scientific Corporation †	42,500	1,011,500
DexCom Incorporated †	9,400	824,004
Intuitive Surgical Incorporated †	1,434	1,039,406

		3,798,350

Health Care Providers & Services : 4.64%

Amedisys Incorporated †	15,400	730,576
Surgical Care Affiliates Incorporated †	19,477	949,699
UnitedHealth Group Incorporated	14,300	2,002,000

		3,682,275

Pharmaceuticals : 2.44%

Bristol-Myers Squibb Company	11,610	626,011
Eli Lilly & Company	6,800	545,768
Novo Nordisk A/S ADR	18,300	761,097

		1,932,876

Industrials : 10.40%

Aerospace & Defense : 1.05%
Orbital ATK Incorporated	10,900	830,907

Commercial Services & Supplies : 3.85%

KAR Auction Services Incorporated	34,200	1,476,072
Waste Connections Incorporated	21,100	1,576,170

		3,052,242

Electrical Equipment : 1.07%
Acuity Brands Incorporated	3,200	846,720

Industrial Conglomerates : 1.19%
Carlisle Companies Incorporated	9,200	943,644

Professional Services : 0.72%
TransUnion †	16,681	575,495

Road & Rail : 1.43%
Kansas City Southern	12,200	1,138,504

Trading Companies & Distributors : 1.09%
HD Supply Holdings Incorporated †	27,008	863,716

Information Technology : 33.90%

Communications Equipment : 1.30%
Harris Corporation	11,300	1,035,193

Internet Software & Services : 12.36%

Alphabet Incorporated Class A †	3,280	2,637,317
Alphabet Incorporated Class C †	2,489	1,934,675
CoStar Group Incorporated †	3,700	801,161
Facebook Incorporated Class A †	23,705	3,040,640
Tencent Holdings Limited ADR	49,800	1,388,175

		9,801,968

2

Wells Fargo VT Omega Growth Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

IT Services : 8.73%

Acxiom Corporation †	31,214	$831,853
EPAM Systems Incorporated †	14,415	999,104
PayPal Holdings Incorporated †	33,400	1,368,398
Visa Incorporated Class A	32,544	2,691,389
WEX Incorporated †	9,543	1,031,503

		6,922,247

Software : 10.01%

Adobe Systems Incorporated †	11,000	1,193,940
Ellie Mae Incorporated †	8,369	881,256
Nintendo Company Limited «	17,800	587,044
Salesforce.com Incorporated †	13,800	984,354
ServiceNow Incorporated †	17,280	1,367,712
Symantec Corporation	32,600	818,260
Take-Two Interactive Software Incorporated †	28,500	1,284,780
Tyler Technologies Incorporated †	4,800	821,904

		7,939,250

Technology Hardware, Storage & Peripherals : 1.50%
Apple Incorporated	10,520	1,189,286

Materials : 4.04%

Chemicals : 1.50%
The Sherwin-Williams Company	4,300	1,189,638

Construction Materials : 1.30%
Vulcan Materials Company	9,100	1,034,942

Containers & Packaging : 1.24%
Berry Plastics Group Incorporated †	22,400	982,240

Real Estate : 1.08%

Real Estate Management & Development : 1.08%
CBRE Group Incorporated Class A †	30,500	853,390

Total Common Stocks (Cost $61,810,338)		78,756,960

		Yield

Short-Term Investments : 1.71%

Investment Companies : 1.71%

Securities Lending Cash Investments LLC (l)(r)(u)		0.65%	102,000	102,000
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.34	1,250,964	1,250,964

Total Short-Term Investments (Cost $1,352,964)				1,352,964

Total investments in securities (Cost $63,163,302)*	101.01%			80,109,924

Other assets and liabilities, net	(1.01)			(800,619)

Total net assets	100.00%			$79,309,305

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $63,314,172 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,787,230
Gross unrealized losses	(1,991,478)

Net unrealized gains	$16,795,752

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Omega Growth Fund

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Consumer discretionary	$17,021,278	$0	$0	$17,021,278
Consumer staples	5,710,870	0	0	5,710,870
Financials	4,452,835	0	0	4,452,835
Health care	12,372,595	0	0	12,372,595
Industrials	8,251,228	0	0	8,251,228
Information technology	26,887,944	0	0	26,887,944
Materials	3,206,820	0	0	3,206,820
Real estate	853,390	0	0	853,390
Short-term investments
Investment companies	1,250,964	0	0	1,250,964
Investments measured at net asset value*				102,000

Total assets	$80,007,924	$0	$0	$80,109,924

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $102,000 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, common stocks with a market value of $1,388,175 were transferred from Level 2 to Level 1 because of an increase in the market activity of these securities. The Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Opportunity Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 98.54%

Consumer Discretionary : 16.82%

Auto Components : 3.05%
Johnson Controls International plc	125,621	$5,845,145

Hotels, Restaurants & Leisure : 2.43%

Royal Caribbean Cruises Limited	31,852	2,387,307
Starbucks Corporation	41,854	2,265,976

		4,653,283

Household Durables : 1.40%
Harman International Industries Incorporated	31,735	2,680,021

Media : 3.98%

Comcast Corporation Class A	44,403	2,945,695
Omnicom Group Incorporated	20,367	1,731,195
Twenty-First Century Fox Incorporated Class B	118,932	2,942,378

		7,619,268

Multiline Retail : 3.51%

Dollar General Corporation	36,069	2,524,469
Nordstrom Incorporated «	37,360	1,938,237
Target Corporation	32,951	2,263,075

		6,725,781

Specialty Retail : 1.27%
Lowe’s Companies Incorporated	33,827	2,442,648

Textiles, Apparel & Luxury Goods : 1.18%
Ralph Lauren Corporation	22,365	2,261,996

Consumer Staples : 5.68%

Food & Staples Retailing : 1.20%
The Kroger Company	77,739	2,307,294

Food Products : 2.17%

Mead Johnson Nutrition Company	27,952	2,208,488
The Hershey Company	20,417	1,951,865

		4,160,353

Household Products : 1.12%
Church & Dwight Company Incorporated	44,650	2,139,628

Personal Products : 1.19%
The Estee Lauder Companies Incorporated Class A	25,678	2,274,044

Energy : 7.51%

Energy Equipment & Services : 1.74%

Halliburton Company	47,183	2,117,573
Weatherford International plc †	215,216	1,209,514

		3,327,087

Oil, Gas & Consumable Fuels : 5.77%

Concho Resources Incorporated †	16,696	2,293,196
EOG Resources Incorporated	30,756	2,974,413
Newfield Exploration Company †	41,012	1,782,382
Pioneer Natural Resources Company	14,491	2,690,254

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Opportunity Fund

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Range Resources Corporation	34,182	$1,324,553

		11,064,798

Financials : 14.52%

Banks : 5.44%

Bank of the Ozarks Incorporated	29,925	1,149,120
Citigroup Incorporated	70,460	3,327,822
PNC Financial Services Group Incorporated	31,979	2,880,988
Webster Financial Corporation	80,593	3,063,340

		10,421,270

Capital Markets : 1.92%

E*TRADE Financial Corporation †	46,917	1,366,223
TD Ameritrade Holding Corporation	65,554	2,310,123

		3,676,346

Insurance : 7.16%

American International Group Incorporated	57,353	3,403,327
Aon plc	21,717	2,442,945
Chubb Limited	25,106	3,154,569
The Progressive Corporation	66,915	2,107,823
Willis Towers Watson plc	19,676	2,612,383

		13,721,047

Health Care : 13.97%

Health Care Equipment & Supplies : 3.50%

Medtronic plc	55,216	4,770,662
Zimmer Holdings Incorporated	14,879	1,934,568

		6,705,230

Health Care Providers & Services : 2.30%

Cigna Corporation	21,317	2,778,031
Patterson Companies Incorporated	35,560	1,633,626

		4,411,657

Life Sciences Tools & Services : 5.36%

Agilent Technologies Incorporated	57,414	2,703,625
Bio-Rad Laboratories Incorporated Class A †	28,353	4,644,505
Thermo Fisher Scientific Incorporated	18,389	2,924,954

		10,273,084

Pharmaceuticals : 2.81%

Merck & Company Incorporated	47,973	2,993,995
Novartis AG ADR	30,190	2,383,802

		5,377,797

Industrials : 11.49%

Aerospace & Defense : 3.56%

B/E Aerospace Incorporated	56,866	2,937,698
BWX Technologies Incorporated	54,023	2,072,863
United Technologies Corporation	17,785	1,806,956

		6,817,517

2

Wells Fargo VT Opportunity Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Airlines : 1.34%
United Continental Holdings Incorporated †	49,136	$2,578,166

Commercial Services & Supplies : 1.41%
Republic Services Incorporated	53,544	2,701,295

Electrical Equipment : 0.93%
Babcock & Wilcox Enterprises Incorporated †	108,413	1,788,815

Machinery : 1.19%
Colfax Corporation †	72,339	2,273,615

Road & Rail : 3.06%

Canadian Pacific Railway Limited	7,737	1,181,440
Hertz Global Holdings Incorporated	62,154	2,496,105
J.B. Hunt Transport Services Incorporated	26,922	2,184,451

		5,861,996

Information Technology : 22.60%

Electronic Equipment, Instruments & Components : 2.98%

Amphenol Corporation Class A	42,410	2,753,257
TE Connectivity Limited	45,992	2,960,965

		5,714,222

Internet Software & Services : 2.84%
Alphabet Incorporated Class C †	7,007	5,446,471

IT Services : 5.51%

Alliance Data Systems Corporation †	11,514	2,470,098
Fidelity National Information Services Incorporated	31,254	2,407,496
Global Payments Incorporated	31,973	2,454,247
MasterCard Incorporated Class A	31,683	3,224,379

		10,556,220

Semiconductors & Semiconductor Equipment : 3.07%

Broadcom Limited	19,177	3,308,416
Texas Instruments Incorporated	36,751	2,579,185

		5,887,601

Software : 5.37%

Check Point Software Technologies Limited †	29,802	2,312,933
Oracle Corporation	65,316	2,565,612
Red Hat Incorporated †	35,747	2,889,430
Salesforce.com Incorporated †	35,431	2,527,293

		10,295,268

Technology Hardware, Storage & Peripherals : 2.83%
Apple Incorporated	47,954	5,421,200

Materials : 4.35%

Chemicals : 2.23%
PPG Industries Incorporated	41,353	4,274,246

Containers & Packaging : 1.32%
Crown Holdings Incorporated †	44,520	2,541,647

Metals & Mining : 0.80%
Steel Dynamics Incorporated	61,101	1,526,914

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Opportunity Fund

Security name			Shares	Value

Real Estate : 1.60%

Equity REITs : 1.60%
American Tower Corporation			27,014	$3,061,497

Total Common Stocks (Cost $152,998,770)				188,834,467

		Yield

Short-Term Investments : 2.30%

Investment Companies : 2.30%

Securities Lending Cash Investments LLC (l)(r)(u)		0.65%	1,867,350	1,867,350
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.34	2,551,433	2,551,433

Total Short-Term Investments (Cost $4,418,783)				4,418,783

Total investments in securities (Cost $157,417,553)*	100.84%			193,253,250

Other assets and liabilities, net	(0.84)			(1,614,777)

Total net assets	100.00%			$191,638,473

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $157,823,583 and unrealized gains (losses) consists of:

Gross unrealized gains	$40,182,673
Gross unrealized losses	(4,753,006)

Net unrealized gains	$35,429,667

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$32,228,142	$0	$0	$32,228,142
Consumer staples	10,881,319	0	0	10,881,319
Energy	14,391,885	0	0	14,391,885
Financials	27,818,663	0	0	27,818,663
Health care	26,767,768	0	0	26,767,768
Industrials	22,021,404	0	0	22,021,404
Information technology	43,320,982	0	0	43,320,982
Materials	8,342,807	0	0	8,342,807
Real estate	3,061,497			3,061,497
Short-term investments
Investment companies	2,551,433	0	0	2,551,433
Investments measured at net asset value*				1,867,350

Total assets	$191,385,900	$0	$0	$193,253,250

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,867,350 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 98.64%

Consumer Discretionary : 10.89%

Auto Components : 1.33%

Gentherm Incorporated †	10,640	$334,305
Motorcar Parts of America Incorporated †	96,823	2,786,566

		3,120,871

Diversified Consumer Services : 1.06%
Grand Canyon Education Incorporated †	61,450	2,481,966

Hotels, Restaurants & Leisure : 2.58%

Jack in the Box Incorporated	8,100	777,114
Planet Fitness Incorporated Class A †	76,186	1,529,053
The Habit Restaurants Incorporated Class A †«	136,558	1,911,812
Wingstop Incorporated «	62,609	1,834,444

		6,052,423

Household Durables : 0.31%
Universal Electronics Incorporated †	9,800	729,708

Leisure Products : 1.04%

MCBC Holdings Incorporated	75,664	862,570
Nautilus Group Incorporated †	70,100	1,592,672

		2,455,242

Media : 1.20%
IMAX Corporation †	96,990	2,809,800

Multiline Retail : 0.72%
Ollie’s Bargain Outlet Holdings Incorporated †	64,320	1,685,827

Specialty Retail : 2.65%

Five Below Incorporated †	27,928	1,125,219
Lithia Motors Incorporated Class A	33,830	3,231,442
Sportsman’s Warehouse Holdings Incorporated †	177,714	1,869,551

		6,226,212

Energy : 3.32%

Oil, Gas & Consumable Fuels : 3.32%

Matador Resources Company †	58,143	1,415,201
PDC Energy Incorporated †	39,700	2,662,282
RSP Permian Incorporated †	95,521	3,704,304

		7,781,787

Financials : 5.86%

Capital Markets : 3.92%

Financial Engines Incorporated «	77,880	2,313,815
MarketAxess Holdings Incorporated	41,678	6,901,460

		9,215,275

Insurance : 0.21%
Kinsale Capital Group Incorporated	22,220	488,840

Thrifts & Mortgage Finance : 1.73%
LendingTree Incorporated †«	41,888	4,059,366

1

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name	Shares	Value

Health Care : 31.62%

Biotechnology : 5.79%

Alder Biopharmaceuticals Incorporated †«	28,900	$947,053
Ligand Pharmaceuticals Incorporated †«	50,580	5,162,195
Radius Health Incorporated †	34,728	1,878,438
Repligen Corporation †	90,430	2,730,082
Spark Therapeutics Incorporated †	17,400	1,045,044
Ultragenyx Pharmaceutical Incorporated †	25,492	1,808,402

		13,571,214

Health Care Equipment & Supplies : 17.08%

Abiomed Incorporated †	13,350	1,716,543
Cerus Corporation †«	235,222	1,460,729
Cynosure Incorporated Class A †	83,037	4,229,905
Entellus Medical Incorporated †«	56,512	1,253,436
Glaukos Corporation †	94,558	3,568,619
Inogen Incorporated †	64,020	3,834,798
Integra LifeSciences Holdings Corporation †	38,400	3,169,920
Natus Medical Incorporated †	66,730	2,621,822
Nevro Corporation †«	50,279	5,248,625
NxStage Medical Incorporated †	171,840	4,294,282
The Spectranetics Corporation †	202,837	5,089,180
Zeltiq Aesthetics Incorporated †«	91,530	3,589,807

		40,077,666

Health Care Providers & Services : 5.75%

AAC Holdings Incorporated †«	31,668	550,707
Acadia Healthcare Company Incorporated †	95,960	4,754,818
Adeptus Health Incorporated Class A †«	19,490	839,045
Diplomat Pharmacy Incorporated †«	78,639	2,202,678
HealthEquity Incorporated †	121,225	4,588,366
Teladoc Incorporated †«	30,666	561,494

		13,497,108

Health Care Technology : 0.30%
Veeva Systems Incorporated Class A †	17,220	710,842

Life Sciences Tools & Services : 2.23%

ICON plc ADR †	27,340	2,115,296
INC Research Holdings Incorporated Class A †	65,413	2,916,112
Medpace Holdings Incorporated †	6,860	204,840

		5,236,248

Pharmaceuticals : 0.47%
Heska Corporation	20,370	1,108,739

Industrials : 14.74%

Aerospace & Defense : 0.61%
HEICO Corporation	20,700	1,432,440

Airlines : 0.74%
SkyWest Incorporated	65,620	1,733,024

Building Products : 1.12%
Apogee Enterprises Incorporated	58,960	2,634,922

Commercial Services & Supplies : 0.50%
Multi-Color Corporation	17,880	1,180,080

Construction & Engineering : 1.89%

Dycom Industries Incorporated †	28,630	2,341,361

2

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — September 30, 2016 (unaudited)

Security name	Shares	Value

Construction & Engineering (continued)

Granite Construction Incorporated	41,880	$2,083,111

		4,424,472

Machinery : 3.84%

John Bean Technologies Corporation	49,570	3,497,164
Milacron Holdings Corporation †«	126,457	2,018,254
Mueller Water Products Incorporated Class A	127,260	1,597,113
Rexnord Corporation †	88,320	1,890,931

		9,003,462

Professional Services : 4.79%

CEB Incorporated	15,511	844,884
On Assignment Incorporated †	156,221	5,669,260
WageWorks Incorporated †	77,588	4,725,885

		11,240,029

Trading Companies & Distributors : 1.25%

Beacon Roofing Supply Incorporated †	56,580	2,380,321
BMC Stock Holdings Incorporated †	31,000	549,630

		2,929,951

Information Technology : 32.21%

Internet Software & Services : 10.88%

2U Incorporated †	57,420	2,198,612
Benefitfocus Incorporated †«	31,500	1,257,480
Envestnet Incorporated †	132,861	4,842,783
Five9 Incorporated †	15,600	244,608
LogMeIn Incorporated «	42,090	3,804,515
Q2 Holdings Incorporated †	203,366	5,828,470
SPS Commerce Incorporated †	79,932	5,867,808
Xactly Corporation †	101,725	1,497,392

		25,541,668

IT Services : 2.59%

InterXion Holding NV †	147,110	5,328,324
Maximus Incorporated	13,290	751,682

		6,080,006

Semiconductors & Semiconductor Equipment : 4.12%

Cavium Incorporated †	41,740	2,429,268
MaxLinear Incorporated Class A †	63,830	1,293,834
Microsemi Corporation †	63,290	2,656,914
Monolithic Power Systems Incorporated	40,720	3,277,960

		9,657,976

Software : 14.62%

Callidus Software Incorporated †	127,724	2,343,735
CommVault Systems Incorporated †	31,430	1,669,876
CyberArk Software Limited †«	62,820	3,113,987
Fleetmatics Group plc †	23,919	1,434,662
Guidewire Software Incorporated †	17,590	1,055,048
HubSpot Incorporated †	59,518	3,429,427
Paycom Software Incorporated †	75,750	3,797,348
Paylocity Holding Corporation †	43,457	1,932,098
Proofpoint Incorporated †	82,600	6,182,610
Rapid7 Incorporated †«	87,750	1,548,788
Ringcentral Incorporated Class A †	124,650	2,949,219
Synchronoss Technologies Incorporated †	66,628	2,743,741

3

Portfolio of investments — September 30, 2016 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name		Shares	Value

Software (continued)

Talend SA †«		32,518	$850,671
Tyler Technologies Incorporated †		7,350	1,258,541

			34,309,751

Total Common Stocks (Cost $192,269,794)			231,476,915

Exchange-Traded Funds : 1.00%
iShares Russell 2000 Growth Index Fund ETF «		15,794	2,351,727

Total Exchange-Traded Funds (Cost $2,336,405)			2,351,727

	Yield

Short-Term Investments : 14.14%

Investment Companies : 14.14%

Securities Lending Cash Investments LLC (l)(r)(u)	0.65%	30,086,320	30,086,320
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34	3,083,231	3,083,231

Total Short-Term Investments (Cost $33,169,551)			33,169,551

Total investments in securities (Cost $227,775,750)*	113.78%		266,998,193

Other assets and liabilities, net	(13.78)		(32,342,095)

Total net assets	100.00%		$234,656,098

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $228,784,868 and unrealized gains (losses) consists of:

Gross unrealized gains	$44,723,748
Gross unrealized losses	(6,510,423)

Net unrealized gains	$38,213,325

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptionsin determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$25,562,049	$0	$0	$25,562,049
Energy	7,781,787	0	0	7,781,787
Financials	13,763,481	0	0	13,763,481
Health care	74,201,817	0	0	74,201,817
Industrials	34,578,380	0	0	34,578,380
Information technology	75,589,401	0	0	75,589,401
Exchange-traded funds	2,351,727	0	0	2,351,727
Short-term investments
Investment companies	3,083,231	0	0	3,083,231
Investments measured at net asset value*				30,086,320

Total assets	$236,911,873	$0	$0	$266,998,193

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $30,086,320 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 23, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	November 23, 2016